INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 25, 2021	Dec. 26, 2020	Jun. 26, 2021	Jun. 27, 2020
Amortization expense	$ 3,853,000		$ 7,722,000
Share based compensation		$ 5,608,000		$ 8,601,000
Impairment on intellectual property asset			$ 435,000
Medmen Enterprises Inc. [Member]
Amortization expense					$ 17,028,753	$ 18,159,972
Share based compensation					62,951	$ 346,180
Impairment on intellectual property asset					1,573,563
Impairment expense					$ 38,959,000